NET INCOME (LOSS) PER SHARE (Antidilutive Securities Excluded from Computation of Earnings Per Share) (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Options, nonvested shares and warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of potential anti-dilutive shares outstanding	77,169,420	97,392,523	11,320,000